TRADE AND OTHER RECEIVABLES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Provisions for impairments deducted from trade and other receivables	$ 1,497	$ 968
Loss allowance provisions, trade receivables	876	349
Contractual payments under operating leases	$ 431	$ 248
Bottom of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.45%	0.27%
Top of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.51%	0.51%
Loans to government
Disclosure of provision matrix [line items]
Other receivables	$ 1,225	$ 1,357
Trade receivables
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets	$ 155	$ 112